Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Continuing operations
Other income	$ 117,660	$ 111,218
Foreign exchange	41,715	(2,199)
Consultants and professional services expenses	(1,383,645)	(310,737)
Travel and entertainment	(47,701)	(22,395)
Directors’ fees	(136,901)
Share based payments to directors and management	(608,156)
Compliance and regulatory fees	(426,325)
Administration expenses	(14,933)	(35,653)
Promotion, IR and PR expenses	(191,403)	(63,881)
Insurance	(773,820)
Finance costs	(36,675,866)	(14,871)
Depreciation expense	(6,642)	(6,757)
Depreciation expense – leased assets	(19,359)
Share of net losses of associate	(2,263)
Merger expenses	(9,373,737)	(5,104,937)
Listing expenses	(77,266,809)
Exploration expenditure expensed	(159,685)
Loss on fair value of warrants	(20,559,781)
Other expenses	(1,602)
Loss before income tax	(147,489,253)	(5,450,213)
Income tax expense
Loss after tax	(147,489,253)	(5,450,213)
Other comprehensive income, net of income tax
Exchange differences on translation of foreign operations	(820,434)	1,358,781
Other comprehensive (loss)/profit for the period, net of income tax	(820,434)	1,358,781
Total comprehensive (loss)/profit for the year	$ (148,309,687)	$ (4,091,432)
Loss per share for the year
Basic loss per share (in Dollars per share)	$ (557)	$ (53,551)
Diluted loss per share (in Dollars per share)	$ (557)	$ (53,551)